CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES
27.	CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES
The Philippine subsidiaries
During the years ended December 31, 2020 and 2019, certain transactions, which affected Melco’s shareholding in MRP, were carried out and the Company recognized
a
decrease of $62 and $30 in Melco’s additional
paid-in
capital which reflected the adjustment to the carrying amount of noncontrolling interest in MRP, respectively.
As a result of the Reverse Stock Split, only those shareholders of MRP who originally owned
500,000 MRP common shares with a par value of PHP1 (equivalent to $0.02)
per share (each an “Original Share”) and in multiples thereof immediately prior to the Reverse Stock Split would now own whole shares (each a “MRP Whole Share”) of stock of MRP. Other holders of the Original Shares could now only hold a fractional share of MRP (“MRP Fractional Share”). To facilitate the elimination of MRP Fractional Shares held by other shareholders of MRP, MPHIL Corporation (“MPHIL”), a subsidiary of Melco, offered to purchase the resulting MRP Fractional Shares at the purchase price to be calculated by multiplying the number of Original Shares represented by the relevant MRP Fractional Shares (which were equal to the number of Original Shares held by the relevant shareholder immediately prior to the Reverse Stock Split) by the price of PH
P7.25 (equivalent to $0.14)
per Original Share (“Fractional Share Elimination Plan”). A shareholder could also sell any MRP Whole Shares to MPHIL under the Fractional Share Elimination Plan. Any holder of MRP Fractional Shares and/or MRP Whole Shares may accept this offer during the two-year
period commencing from June 5, 2020.
During the year ended December 31, 2021, the Company through MPHIL and MCO (Philippines) Investments Limited, a subsidiary of Melco, purchased 123.103 common shares of MRP at a total consideration of
PHP440,032,000
(equivalent to $8,518) from the noncontrolling interests, which increased Melco’s shareholding in MRP and the Company recognized a decrease of $6,951 in Melco’s additional paid-in capital which reflected the adjustment to the carrying amount of the noncontrolling interest in MRP.
The Company retains its controlling financial interests in MRP before and after the above transactions.
Studio City International
During July and August 2020, Studio City International announced and completed a series of private offers of its 72,185,488 Class A ordinary shares and 14,087,299 ADSs, representing 56,349,196 Class A ordinary shares, to certain existing shareholders and holders of its ADSs, including Melco, with gross proceeds amounting to
$500,000, of which $219,198 was from noncontrolling interests. The private placements increased Melco’s shareholding in Studio City International and the Company recognized an increase of $42 in Melco’s additional paid-in
capital which reflected the adjustment to the carrying amount of the noncontrolling interest in Studio City International.
The Company retains its controlling financial interest in Studio City International before and after the above transactions.
The schedule below discloses the effects of changes in Melco’s ownership interest in MRP and Studio City International on its equity:

	Year Ended December 31,
	2021	2020	2019
Net (loss) income attributable to Melco Resorts & Entertainment Limited	$(811,751)	$(1,263,492)	$373,173

Transfers (to) from noncontrolling interests:

The Philippine subsidiaries
Decrease in additional paid-in capital resulting from the issuance of common shares of MRP to independent directors	—	(16)	(30)
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market	(6,951)	(46)	—

Sub-total	(6,951)	(62)	(30)

Studio City International
Increase in additional paid-in capital resulting from the private placements	—	42	—

Sub-total	—	42	—

Changes from net (loss) income attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$(818,702)	$(1,263,512)	$373,143